SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Balance Sheet (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash	$ 57,063	$ 142,034	$ 223,411
Accounts receivable		17,529	$ 2,149
Prepaid expense	$ 3,000	8,362
Total current assets	238,713	385,034	$ 455,678
Deposits	55,025	34,377	20,267
Fixed assets, net	649,798	662,184	418,696
Tenant improvements, net	886,550	577,781	52,021
Total assets	1,830,086	1,659,376	946,662
Accounts payable and accrued liabilities	1,429,736	775,653	200,669
Equipment loan- current portion	46,720	39,805	22,893
Loans from related parties-current portion	(79,537)
Accounts payable to related parties	213,642	55,532	39,626
Total current liabilities	2,192,486	994,610	394,770
Equipment loan	$ 119,270	$ 127,908	79,276
Notes payable to related party
Notes payable	$ 250,000	$ 500,000
Total liabilities	4,168,747	2,539,527	637,454
Additional paid-in capital	9,925,357	5,616,294	2,118,339
Accumulated deficit	(12,267,456)	(6,498,035)	(1,824,564)
Total stockholders equity of the Company	(2,338,661)	(880,151)	309,208
Total stockholders equity to the Company		(880,151)	309,208	$ 195,216
As Previously Reported
Cash	57,977	157,692	250,188
Accounts receivable		34,562	21,137
Prepaid expense		9,362
Total current assets	239,627	418,725	501,443
Deposits	56,774	35,258
Fixed assets, net	1,004,971	1,129,151	858,743
Tenant improvements, net		523,915
Total assets	2,187,922	2,107,049	1,432,474
Accounts payable and accrued liabilities	$ 1,644,274	910,251	270,525
Equipment loan- current portion		45,052	30,829
Loans from related parties-current portion		89,000	37,000
Accounts payable to related parties
Total current liabilities	$ 2,193,382	1,167,923	469,936
Equipment loan			84,523
Notes payable to related party		200,000	200,000
Notes payable		700,000	200,000
Total liabilities	4,369,643	3,112,840	1,117,867
Additional paid-in capital	9,063,091
Accumulated deficit	(11,405,190)	(6,557,152)	(1,744,347)
Total stockholders equity of the Company		(939,268)	389,425
Non-controlling interest	156,940	(66,523)	74,818
Total stockholders equity to the Company	2,187,922	(1,005,791)
Error Correction
Cash	(914)	142,034	223,411
Accounts receivable		17,529	2,149
Prepaid expense		8,362
Total current assets	(914)	385,034	455,678
Deposits	(1,749)	34,377
Fixed assets, net	(355,173)	662,184	418,696
Tenant improvements, net		577,781
Total assets	(357,836)	1,659,376	946,662
Accounts payable and accrued liabilities	(214,538)	775,653	200,669
Equipment loan- current portion		$ 39,805	$ 22,893
Loans from related parties-current portion
Accounts payable to related parties	213,642
Total current liabilities	(896)	$ 994,610	$ 394,770
Equipment loan			$ 79,276
Notes payable to related party
Notes payable		$ 500,000
Total liabilities	(200,896)	2,539,527	$ 637,454
Additional paid-in capital	862,266
Accumulated deficit	(862,266)	(6,498,035)	(1,824,564)
Total stockholders equity of the Company		$ (880,151)	$ 309,208
Non-controlling interest	(156,940)
Total stockholders equity to the Company	(357,836)	$ (880,151)
As Restated
Cash	57,063	(15,658)	$ (26,777)
Accounts receivable		(17,033)	(18,988)
Prepaid expense		(1,000)
Total current assets	238,713	(33,691)	(45,765)
Deposits	55,025	(881)
Fixed assets, net	649,798	(466,967)	(440,047)
Tenant improvements, net		53,866
Total assets	1,830,086	(447,673)	(485,812)
Accounts payable and accrued liabilities	1,429,736	(134,598)	(69,856)
Equipment loan- current portion		(5,247)	(7,936)
Loans from related parties-current portion		(89,000)	(37,000)
Accounts payable to related parties	213,642
Total current liabilities	2,192,486	(173,313)	(75,166)
Equipment loan			(5,247)
Notes payable to related party		(200,000)	(200,000)
Notes payable		(200,000)	(200,000)
Total liabilities	4,168,747	(573,313)	(480,413)
Additional paid-in capital	9,925,357
Accumulated deficit	$ (12,267,456)	59,117	(80,217)
Total stockholders equity of the Company		59,117	(80,217)
Non-controlling interest		66,523	$ 74,818
Total stockholders equity to the Company	$ 1,830,086	$ 125,640